Income Taxes Changes in Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Unrecognized Tax Benefits [Abstract]
Balance at beginning of year	$ 2	$ 2	$ 1
Additions attributable to tax positions taken in the current year	28	0	0
Additions attributable to tax positions taken in prior years	0	1	0
Reductions attributable to tax positions taken in prior years	0	0	1
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(3)	(1)	0
Balance at end of year	27	2	2
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 24